Schedule of property and equipment, net (Details) - USD ($)	Jan. 31, 2026	Apr. 30, 2025	Apr. 30, 2024
Property, Plant and Equipment [Line Items]
Sub-total	$ 2,718,734	$ 2,718,734	$ 2,717,205
Accumulated depreciation	(1,115,428)	(937,610)	(448,244)
Property and equipment, net	1,603,306	1,781,124	2,268,961
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Sub-total	2,710,295	2,710,295	2,710,295
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Sub-total		$ 8,439	$ 6,910
Other Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Sub-total	$ 8,439